The Munder Funds
Supplement Dated February 29, 1996
to Prospectus Dated October 28, 1995
Class A, B and C Shares of:
Munder Multi-Season Growth Fund, Munder Real Estate Equity
Investment Fund,
Munder Accelerating Growth Fund, Munder Small Company Growth Fund, Munder Mid-Cap Growth Fund, Munder International Equity Fund,
Munder Index 500 Fund, Munder Growth & Income Fund, Munder Value
Fund and Munder Balanced Fund

	The following supplements the Prospectus dated October 28, 1995 relating to Class A, B and C Shares of the Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Accelerating Growth Fund, Munder Small Company Growth Fund, Munder Mid-Cap Growth Fund, Munder International Equity Fund, Munder Index 500 Fund, Munder Growth & Income Fund, Munder Value Fund and Munder Balanced Fund (the "Prospectus"):



EXPENSE TABLE


	Effective as of February 29, 1996, the following expense table sets forth certain information concerning shareholder transaction expenses for Class A Shares of the Munder Index 500 Fund (the "Index 500 Fund") for the current fiscal year. The expense information in the table has been restated with respect to the Index 500 Fund to reflect anticipated fees and waivers.

       	Class A Shares
         	Index 500 Fund
Shareholder transaction expenses:
	Maximum sales load on purchases*		2.50%
	Maximum sales load on reinvested dividends		None
	Maximum contingent deferred sales charge**		None
	Redemption fees		None
	Exchange fees		           None
Annual operating expenses:
	(as a percentage of average net assets)
	Advisory fees after waivers		.07%
	12b-1 fees after waivers		.10%
	Other expenses		.18%

	Total fund operating expenses after waivers		.35%


*	Maximum sales load applicable to Class A Shares.  Reduction and waivers of sales loads are described under "How to Purchase Shares."

**	A deferred sales charge of up to 0.20% is assessed on certain redemptions of Class A Shares of the Index 500 Fund that are purchased with no initial sales charge as part of an investment of $500,000 or more. See "How to Redeem Shares."





FINANCIAL HIGHLIGHTS


	The following tables of "Financial Highlights" relating to the Munder Mid-Cap Growth Fund and Munder Value Fund supplement information contained in the Prospectus and are derived from each Fund's unaudited Financial Statements dated December 31, 1995. Financial information is not provided for Class B Shares for the Munder Mid-Cap Growth Fund or Class C Shares for the Munder Value Fund as no Shares were sold with respect to those Classes during the period ended December 31, 1995.

         			   Munder Mid-Cap Growth Fund  (a)


                                                         Class
Class
                                                           A Shares
C Shares
                                                           Period
Period
                                                             Ended
Ended
                                                             12/31/95(b)
12/31/95(b)
                                                               (Unaudited)
Unaudited

Net asset value, beginning of period	$   10.55 	 $   10.40

Income from investment operations:
Net investment income/(loss)                	0.00(c)	(0.01)
Net realized and unrealized gain on investments	0.20	0.35

Total from investment operations	0.20	0.34

Less distributions:
Dividends from net investment income	  -------  	   -------
Total distributions	  -------  	   -------
Net asset value, end of period	$  10.75	$   10.74

Total return(d)	1.90%	3.27%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)	$       35	$       15
Ratio of operating expenses to average net assets	1.19%(e)	1.94%(e)
Ratio of net investment loss to average net assets	(0.26)%(e)	(1.01)%(e)
Portfolio turnover rate	         86%	         86%
Ratio of operating expenses to average net assets
   without reimbursements	1.44%(e)	2.19%(e)
Net investment income/(loss) per share without reimbursements	$    0.00(c)
	$   (0.01)


(a)	The Munder Mid-Cap Growth Fund is authorized to issue Class B Shares.  As of December 31, 1995, the Fund had not commenced selling Class B Shares.
(b)	The Munder Mid-Cap Growth Fund Class A Shares and Class C Shares commenced operations on December 22, 1995 and November 9, 1995, respectively.
(c) 	Amount represents less than $0.01 per share.
(d) 	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e) 	Annualized.


  Munder Value Fund  (a)
Class
A Shares
Period
Ended
12/31/95(b)
(Unaudited)			Class
				B Shares
				Period
				Ended
				12/31/95(b)
				(Unaudited)
Net asset value, beginning of period	$         10.38	$        10.41

Income from investment operations:
Net investment income	0.01	0.00(e)
Net realized and unrealized gain on investments	0.34	0.30

Total from investment operations	0.35	0.30

Less distributions:
Dividends from net investment income	(0.02)	           -------
Total distributions	(0.02)	           -------
Net asset value, end of period	$         10.71	$       10.71

Total return(c)	3.33%	2.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)	$           195	$            61
Ratio of operating expenses to average net assets	1.20%(d)	1.95%(d)
Ratio of net investment income/(loss) to average net assets	0.59%(d)
	          (0.16)%(d)
Portfolio turnover rate	               97%	               97%
Ratio of operating expenses to average net assets
   without reimbursements	1.35%(d)	2.10%(d)
Net investment income/(loss) per share without reimbursements	$          0.01
	$       (0.01)

(a)	The Munder Value Fund is authorized to issue Class C Shares.  As of
December 31, 1995, the Fund had not commenced selling Class C Shares.
(b)	The Munder Value Fund Class A Shares and Class B Shares commenced operations on September 14, 1995 and September 19, 1995, respectively.
(c) 	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d) 	Annualized.
(e) 	Amount represents less than $0.01 per share.

REDUCTION OF INDEX 500 FUND CLASS A SHARES
CONTINGENT DEFERRED SALES CHARGE

	Effective February 29, 1996, whenever mentioned in the Prospectus, the contingent deferred sales charge ("CDSC") applicable to Class A Shares of the Index 500 Fund sold pursuant to a complete waiver of the initial sales charge applicable to large purchases made after February 29, 1996 is reduced to the amounts set forth below for redemptions within one year of the date of purchase. See "How to Purchase Shares -- Initial Sales Charge -- Class A Shares."

         		Applicable
Amount of Purchase		CDSC

$500,000 but less than $1,000,000		0.20%
$1,000,000 but less than $3,000,000		0.15%
$3,000,000 or more		0.10%


Initial Sales Charge - Class A Shares

	The public offering price for Class A Shares of the Index
500 Fund is the next determined net asset value, plus any applicable sales charge, which will vary with the size of purchase as shown in the following table:

Initial Sales Charge Schedule - Class A Shares of the Index 500 Fund

	 Sales Charge as a Percentage of

		  								Discount to Selected Dealers as a
					 Offering	Net Amount Invested 		Percentage of
Amount of Purchase	 		  Price		  (Net Asset Value)		Offering Price
Less than $100,000			2.50%			2.56%			2.25%
$100,000 but less than $250,000		2.00%			2.04%			1.75%
$250,000 but less than $500,000		1.50%			1.52%			1.25%
$500,000 but less than $1,000,000		None*			None*			0.20%
$1,000,000 but less than $3,000,000	None*			None*			0.15%
$3,000,000 or more			None*			None*			0.10%

____________
*	There is no initial sales charge on purchases of $500,000 or more of Class
A Shares of the Index 500 Fund; however, a CDSC in the amount of the Discount to Selected Dealers shown above will be imposed on the lower of original purchase price or the net asset value of the shares at the time of redemption if such shares are redeemed within one year after the date of purchase.

Sales Charge Waivers - Class A Shares

	Upon notice to the Transfer Agent at the time of purchase, the initial sales charge will be waived on sales of Class A Shares to the following types of purchasers: (1) individuals with an investment account or relationship with the Advisor; (2) full-time employees and retired employees of the Advisor, employees of the Fund's Administrator, Distributor and Custodian, and immediate family members of such persons; (3) registered broker-dealers that have entered into selling agreements with the Distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives or full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families); (4) certain qualified employee benefit plans as defined below; and (5) financial institutions, financial planners or employee benefit plan consultants acting for the accounts of their clients.

	Sales charges will be waived for individuals who purchase
Class A Shares with the proceeds of distributions from qualified retirement plans for which Munder Capital Management serves as investment advisor.

Qualified Employer Sponsored Retirement Plans

Class A Shares (other than the Index 500 Fund)

	Upon notice to the Transfer Agent at time of purchase, the initial sales charge will be waived on purchases by employer sponsored retirement plans which are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended, including: 401(k) plans, defined benefit pension plans, profit-sharing pension plans, money-purchase pension plans; and Section 457 deferred compensation plans and Section 403(b) plans (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by the Munder Funds or the MFI Funds (other than the Index 500 Fund) or
(2) have at least 75 eligible plan participants. In addition, the CDSC of 1% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of the foregoing sales charge waiver, Simplified Employee Pension Plans ("SEPs") and Individual Retirement Accounts ("IRAs") are not considered to be Qualified Employee Benefit Plans.

Class A Shares of the Index 500 Fund

	The initial sales charge will be waived for all investments by Qualified Employee Benefit Plans in Class A Shares of the Index 500 Fund. In addition, the CDSC of up to .20% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases of $500,000 or more of Class A Shares of the Index 500 Fund. The Distributor will pay the following commissions to dealers who initiate and are responsible for Qualified Employee Benefit Plan purchases of Class A Shares of the Index 500 Fund:


						Discount to Selected Dealer
Amount of Purchase				as a Percentage of
Offering Price

Less than $500,000					0.25%
$500,000 but less than $1,000,000				0.20%
$1,000,000 but less than $3,000,000			0.15%
$3,000,000 or more					0.10%

CHANGE IN PORTFOLIO MANAGER FOR THE
INTERNATIONAL EQUITY FUND

	Todd B. Johnson, Director of Equity Management of the Advisor is currently the Portfolio Manager of the International Equity Fund. Mr. Johnson previously served as a portfolio manager at Woodbridge Capital Management and Manufacturers Bank. Mr. Johnson received a B.A. in Finance from Michigan State University and an M.B.A. from Wayne State University.



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shared/bankgrp/munder/parta/edgsuppe.doc